SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			1 Months Ended	9 Months Ended	12 Months Ended
	May 09, 2025	Mar. 01, 2021	Mar. 01, 2021	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Operating lease term		3 years	3 years		12 years	12 years
FDIC insured limit				$ 250,000
Useful lives				one year
Improvement leased property, lease period	one year